Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Investment advisory and services fees	$ 1,772,257	$ 1,916,419	$ 2,051,692
Bernstein research services	413,707	437,414	430,521
Distribution revenues	401,706	351,621	338,597
Dividend and interest income	21,286	21,499	22,902
Investment gains (losses)	29,202	(82,081)	(1,410)
Other revenues	101,801	107,569	109,803
Total revenues	2,739,959	2,752,441	2,952,105
Less: Interest expense	3,222	2,550	3,548
Net revenues	2,736,737	2,749,891	2,948,557
Employee compensation and benefits:
Employee compensation and benefits	1,168,645	1,246,898	1,320,495
Long-term incentive compensation charge	0	587,131	0
Promotion and servicing:
Distribution-related payments	367,090	302,684	286,676
Amortization of deferred sales commissions	40,262	37,675	47,397
Other	202,191	219,197	193,822
General and administrative:
General and administrative	508,364	533,578	516,185
Real estate charges	223,038	7,235	101,698
Interest on borrowings	3,429	2,545	2,078
Amortization of intangible assets	21,353	21,417	21,344
Total expenses	2,534,372	2,958,360	2,489,695
Operating income (loss)	202,365	(208,469)	458,862
Non-operating income	0	0	6,760
Income (loss) before income taxes	202,365	(208,469)	465,622
Income tax expense	13,764	3,098	38,523
Net income (loss)	188,601	(211,567)	427,099
Net (loss) income of consolidated entities attributable to non-controlling interests	(315)	(36,799)	(15,320)
Net income (loss) attributable to AllianceBernstein Unitholders	$ 188,916	$ (174,768)	$ 442,419
Net income (loss) per AllianceBernstein Unit:
Basic (in dollars per share)	$ 0.67	$ (0.62)	$ 1.59
Diluted (in dollars per share)	$ 0.67	$ (0.62)	$ 1.58